DEBT AND RELATED PARTY DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DEBT AND RELATED PARTY DEBT
DEBT AND RELATED PARTY DEBT
5.	DEBT AND RELATED PARTY DEBT

As of September 30, 2025 and December 31, 2024, debt and related party debt is comprised of the following (in thousands):

	September 30,	December 31,
	2025	2024
Short-term debt:
Fiza Investments Limited Loans, term debt	$—	$2,202
Other term loans	1,402	3,562
Total other current debt	1,402	5,764
Convertible debt	6,199	—
Total short-term debt	$7,601	$5,764
Other noncurrent debt:
Convertible debt	$9,560	$—
Other term loans	9,142	9,780
Less: debt issuance costs	(29)	(27)
Less: current portion	(7,601)	(3,562)
Total other noncurrent debt	$11,072	$6,191

All issuance costs related to the convertible debt issued during the nine months ended September 30, 2025 were expensed as incurred. There were no outstanding convertible debt instruments as of December 31, 2024.

As of September 30, 2025, future principal payments for long-term debt, including the current portion, are summarized as follows (in thousands):

Year Ending December 31,	Amount
2025	$2,491
2026	9,768
2027	9,404
Less adjustment to fair value of Senior Secured Convertible Debt	(2,990)
Total	$18,673

During the three and nine months ended September 30, 2025, the Company capitalized $31,000 and $0.1 million, respectively, of debt discount and issuance costs on term loans incurred. Debt discount and issuance costs incurred on convertible debt instruments were either eliminated through restructuring or extinguishment accounting or were considered immaterial and expensed when incurred for the three and nine months ended September 30, 2024.

Term Debt

The Company has three outstanding loans as of September 30, 2025 with Fiza Investments Limited, (“Fiza”) with a total outstanding principal balance of $7.2 million. On April 10, 2025, in connection with the Senior Secured Convertible Note Financing described below, the maturity date of the Fiza loans were amended to be the latter to occur of December 31, 2027 or the date in which there is no debt outstanding under the Senior Secured Convertible Note (as defined below). As of September 30, 2025 and December 31, 2024, gross principal amounts due on the Fiza term debt is $7.2 million and have been classified as non-current other term loans on the balance sheet.

Amendment of Existing Loan Agreements and Entering into the Intercreditor Agreement

On April 11, 2025, in connection with the Senior Secured Convertible Note Financing (as defined below), the Company entered into an amendment (the “Fiza 1 Amendment”) to that certain Loan and Security Agreement with Fiza dated November 3, 2022 (the “Fiza 1 Agreement”). Pursuant to the Fiza 1 Amendment, the maturity date of the Fiza 1 Agreement is extended to December 31, 2027. The Fiza 1 Amendment also amends the repayment schedule such that, beginning on the latter to occur of December 31, 2027 or the date in which there is no debt outstanding under the Senior Secured Convertible Note (the “Convertible Note Repayment Date”), the Company will repay all remaining principal and interest under the Fiza 1 Agreement over twelve equal monthly installments.

On April 11, 2025, also in connection with the Senior Secured Convertible Note Financing, the Company entered into an amendment (the “Fiza 2 and 3 Amendment”) to a Loan and Security Agreement dated July 11, 2024 with Fiza (the “Fiza 2 and 3 Agreement”). Pursuant to the Fiza 2 and 3 Amendment, the interest rate under the Fiza 2 and 3 Agreement was lowered from 25% to 20%. In addition, until the Convertible Note Repayment Date, the Company shall make monthly payments of interest only. The remaining principal and interest shall be amortized and repaid over 12 months beginning on the Convertible Note Repayment Date, the Company will repay all remaining principal and interest under the Fiza 1 Agreement over twelve monthly installments.

On April 11, 2025, the Company and Fiza entered into an intercreditor agreement (the “Intercreditor Agreement), with the institutional investor in the Senior Secured Convertible Note Financing (the “Note Investor”), pursuant to which, among other things, Fiza subordinated its security interest in the assets of the Company to the security interest of the Note Investor under the Security Agreement in the same assets and agreed to certain covenants limiting its ability to receive cash payments from the Company, including pursuant to the Fiza 1 Agreement and Fiza 2 and 3 Agreement.

Other Outstanding and Repaid Term Loans

On February 26, 2025, the Company entered into two Loan and Security Agreements (“Term Loans 8 and 9”) in the principal amounts of $1,100,000 and $900,000 (the “Loans”) with Itria Ventures LLC (“Itria”). The Term Loans 8 and 9 bore interest at a rate of 18.00% per year (subject to increases upon an event of default) and were payable on a monthly basis in 12 equal installments, maturing on February 26, 2026. In connection with the Senior Secured Convertible Note financing on April 11, 2025, all outstanding principal and accrued interest on Term Loans 8 and 9 were prepaid.

In addition to the prepayment of Term Loans 8 and 9 above, all other outstanding term loans (including accrued interest) with Itria were prepaid on April 11, 2025, including: (i) Business Loan and Security Agreement (Tranche 1), dated January 31, 2023, for $4,000,000, (ii) Business Loan and Security Agreement (Tranche 3), dated April 12, 2023 for $680,000, (iii) Business Loan and Security Agreement (Tranche 4), dated May 17, 2024, for $1,000,000 and (iv) Business Loan and Security Agreement (Tranches 5 and 6), dated May 17, 2024, for an aggregate principal amount of $1,000,000, and (v) Business Loan and Security Agreement (Tranche 7), dated June 4, 2024, for $1,500,000. As a result of these repayments, all sums owed by Company to Itria under all of the Loan and Security Agreements have been satisfied in full and all commitments to extend credit lines under the Loan and Security Agreements are terminated.

On August 20, 2025, the Company entered into two Loan and Security Agreements (“Term Loans 10 and 11”) in the principal amounts of $1,000,000 each (“Term Loans 10 and 11”) with Itria for an aggregate total of $2,000,000 (less fees payable to Itria). One of the Term Loans 10 and 11 bears interest at a rate of 18.00% per year and is payable on a monthly basis in 15 equal installments, maturing on the 15-month anniversary of the funding date. The second Term Loans 10 and 11 bears interest at a rate of 18.99% per year and is payable on a monthly basis in 18 equal installments, maturing on the 18-month anniversary of the funding date. The Company may prepay either of the Term Loans 10 and 11 in full at any time after the first month of the term, subject to a prepayment fee equal to 1.5% of the unpaid principal balance if the Term Loans 10 and 11 are prepaid within the first 12 months of the term.

The outstanding balance of other outstanding and repaid term loans as of September 30, 2025 and December 31, 2024 is $1.9 million and $4.8 million, respectively and are recorded in the Other Current and Non-Current Debt line items in the condensed consolidated balance sheet.

Senior Secured Convertible Note Financing

On April 10, 2025, the Company entered into a securities purchase agreement (the “Note SPA”) with the Note Investor, pursuant to which the Company sold, and the Note Investor purchased, a senior secured convertible note issued by the Company (the “Senior Secured Convertible Note,” and such financing, the “Senior Secured Convertible Note Financing”) in the original principal amount of $13,978,495, which is convertible into shares of the Company’s common stock, par value $0.00001 per share (“Common Stock”). The Senior Secured Convertible Note Financing closed on April 11, 2025.

The gross proceeds to the Company from the Senior Secured Convertible Note Financing, prior to the payment of legal fees and transaction expenses, was $13,000,000. Subject to the satisfaction of certain conditions contained in the Note SPA, the Company may issue an additional senior secured convertible note to the Note Investor in the principal amount of $7,526,882 (for additional gross proceeds of $7,000,000). The Company intends to use the net proceeds from the Senior Secured Convertible Note Financing to repay existing debt and for working capital and general corporate purposes.

The Note SPA contains customary representations, warranties, and covenants of the Company and the Note Investor.

Description of the Note

The Senior Secured Convertible Note was issued with an original issue discount of 7.0% and accrues interest at a rate of 6.0% per annum. The Senior Secured Convertible Note matures on April 11, 2027, unless extended pursuant to the terms thereof. Interest on the Senior Secured Convertible Note is guaranteed through April 11, 2027 regardless of whether the Senior Secured Convertible Note is earlier converted or redeemed. The Senior Secured Convertible Note is secured by a first priority security interest in substantially all the assets of the Company, including its intellectual property.

The Senior Secured Convertible Note is convertible (in whole or in part) at any time prior to April 11, 2027 into the number of shares of Common Stock equal to (x) the sum of (i) the portion of the principal amount to be converted or redeemed, (ii) all accrued and unpaid interest with respect to such principal amount, and (iii) all accrued and unpaid late charges with respect to such principal and interest amounts, if any, divided by (y) a conversion price of $12.39 per share (“Initial Conversion Price” and such shares issuable upon conversion of the Note, the “Conversion Shares”). In addition, upon the effectiveness of the registration statement covering the resale of the Conversion Shares and before the 90th day after the closing under the Note SPA, the Note Investor has the right to convert up to $750,000 (or a higher amount mutually agreed upon by the parties) principal per month, priced at 97% of the lowest volume-weighted average price of the Common Stock (“VWAP”) in the 10 trading days prior to the conversion. Pursuant to the Note SPA, in certain cases, the Note Investor must limit the selling of Common Stock to the higher of (i) 15% of the daily trading volume or (ii) $100,000 per trading day. At no time may the Note Investor hold or be required to take more than 4.99% (or up to 9.99% at the election of the Investor pursuant to the Senior Secured Convertible Note) of the outstanding Common Stock.

The conversion price of the Senior Secured Convertible Note was subject to a floor price of $1.98. On October 15, 2025, the Company entered into an amendment to the Senior Secured Convertible Note pursuant to which the floor price was amended to $0.60 (for more information regarding the amendment, see Note 15 – Subsequent Events).

In addition, if an Event of Default (as defined in the Senior Secured Convertible Note) has occurred under the Note, the Note Investor may elect to convert all or a portion of the Note into shares of Common Stock at a price equal to the lesser of (i) 80% of the VWAP of the shares of Common Stock as of the trading day immediately preceding the delivery or deemed delivery of an applicable Event of Default notice and (ii) 80% of the average VWAP of Common Stock for the five trading days with the lowest VWAP of the shares of Common Stock during the ten consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of an applicable Event of Default notice.

Upon the occurrence of an Event of Default, the Company is required to deliver written notice to the Note Investor within one business day. At any time after the earlier of (a) the Note Investor’s receipt of an Event of Default notice, and (b) the Note Investor becoming aware of an Event of Default, the Note Investor may require the Company to redeem all or any portion of the Senior Secured

Convertible Note at a 10% premium. Upon an Event of Default, the Senior Secured Convertible Note shall bear interest at a rate of 11.0% per annum.

Beginning 90 days after April 11, 2025, and every month thereafter, the Company must repay the Note Investor $665,643 towards the principal balance of the Senior Secured Convertible Note and any accrued and unpaid interest in cash or, provided certain conditions are satisfied, shares of Common Stock, at the Company’s option (collectively, the “Installment Amount”). The Note Investor also has the right to accelerate monthly repayment obligations by receiving shares of Common Stock. For any Installment Amount paid in the form of shares of Common Stock, the applicable conversion price will be equal to the lesser of (a) the Initial Conversion Price, and (b) 95% of the lowest VWAP in the ten trading days immediately prior to such conversion.

In connection with a “Change of Control” (as defined in the Senior Secured Convertible Note), the Note Investor shall have the right to require the Company to redeem all or any portion of the Note in cash at a price equal to 110% times the sum of (i) the portion of the principal amount to be converted or redeemed, (ii) all accrued and unpaid interest with respect to such principal amount, (iii) a “make-whole” amount to ensure that, if paid, the Note Investor will have received the guaranteed interest pursuant to the Note and (iv) all accrued and unpaid late charges with respect to the amounts described in (i), (ii) and (iii), if any.

Security Agreement and Intellectual Property Security Agreement

On April 11, 2025, the Company entered into a security agreement (the “Security Agreement”) and an intellectual property security agreement (the “Intellectual Property Security Agreement”), pursuant to which the Company granted to the Note Investor a security interest in all of the assets of the Company, including its intellectual property.

Conversion of Principal and Interest amounts into Common Stock

Between April 25, 2025 and September 30, 2025, the Company reduced its obligations under the Note by $4.0 million, consisting of (i) $3.9 million of principal and interest converted into 1,421,874 shares of Common Stock at conversion prices ranging between $1.98 per share to $7.74 per share, and (ii) $0.1 million representing 20% of the proceeds received from certain transactions under the ELOC agreement as requested by the Investor.

In accordance with ASC 825-10-45-5, the Company determined that the changes in fair value of the Note during the periods presented were primarily attributable to changes in market interest rates and the discount rate used in the valuation model, rather than changes in the Company’s own credit risk. Accordingly, the change in fair value was recognized in net income rather than other comprehensive income. The net impact for the three and nine months ended September 30, 2025 was a loss of approximately $1.1 million and $0.6 million, respectively

5.	DEBT AND RELATED PARTY DEBT

As of December 31, 2024 and 2023, debt and related party debt is comprised of the following (in thousands):

	December 31,	December 31,
	2024	2023
Short-term debt:
Fiza Investments Limited Loans, convertible debt	$—	$5,000
Other current debt:
Fiza Investments Limited Loans, term debt	2,202	4,189
Other term loans	3,562	2,828
Total other current debt	5,764	7,017
Total short-term debt	$5,764	$12,017
Noncurrent related party debt:
Kuwait Investment Authority Debt	$—	$5,000
Total noncurrent related party debt	$—	$5,000
Other noncurrent debt:
Other term loans	$9,780	$4,949
Less: debt issuance costs	(27)	(68)
Less: current portion	(3,562)	(2,828)
Total other noncurrent debt	$6,191	$2,053

As of December 31, 2024, future principal payments for long-term debt, including the current portion, are summarized as follows (in thousands):

Year Ending December 31,	Amount
2025	$5,764
2026	6,218
Total	$11,982

The following provides a summary of the Company’s convertible debt instruments as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Convertible debt:
Kuwait Investment Authority Debt	$—	$5,000
Fiza Investments Limited Loan	—	5,000
Total Convertible debt	$—	$10,000

Debt discount and issuance costs incurred on convertible debt instruments were either eliminated through restructuring or extinguishment accounting or were considered immaterial and expensed when incurred for the years ended December 31, 2024 and 2023.

As a result of the May 2022 troubled debt restructurings, which are described in further detail below, the maximum future cash flows of certain of the Company’s convertible debt instruments was less than the carrying amount of the debt at the time of restructuring. As a result of accounting for the troubled debt restructuring, contractual interest expense was greater than the corresponding amount recorded in the consolidated statements of operations for convertible debt instruments for the year ended December 31, 2023. For the years ended December 31, 2024 and 2023, respectively, $0.1 million and $3.8 million less interest expense was recorded in the consolidated statements of operations than contractual interest requirements.

bSpace Investments Limited Loan

In May 2019, the Company entered into a loan and security agreement with a related party, bSpace Investments Limited (“bSpace”). bSpace is affiliated with the Company’s controlling financial interest holder, Gulf Islamic Investments, LLC (“GII”). The loan and security agreement included an initial term loan of $25.0 million (the “Tranche 1 loan”), and a second tranche commitment of $5.0 million. The loan had a stated interest rate of 11.0% and an additional 2.0% per year advisory fee. Interest and fees were due quarterly, and the principal balance was due at maturity, originally November 2020. The Company granted bSpace a first-priority perfected security interest in all of the Company’s collateral, including, but not limited to, all Intellectual Property. The loan was voluntarily prepayable at any time, with an interest make-whole due if the loan was prepaid within one year of issuance. Upon an event of default, the loan was immediately due and payable. Amendments during 2020 added more tranches to the debt and modified the repayment terms. Throughout 2020, the Company borrowed an additional $3.5 million under various loan commitments and amendments to the loan and security agreement (“LSA”). In April and June 2021, the Company borrowed an additional $3.0 million, under the existing terms of the Company’s loan and security agreement with bSpace.

On February 26, 2020, the Company and bSpace amended the terms and conditions of the LSA, applicable to all draws, including the Tranche 3 loan discussed below. In connection with the amendment all loans became due on November 6, 2020. The amendment also added a Change of Control provision. Upon the occurrence of a Change of Control, the loan will become immediately due and payable, including any make-whole amount, along with a premium of $0.1 million plus 1.9095% of the proceeds to the Company from the Change of Control.

Additionally, on February 26, 2020, the Company drew an additional $1.0 million and amended the terms of $2.0 million of the Tranche 2 draws, collectively referred to as the Tranche 3 loan. The Tranche 3 loan had a stated interest rate of 5.5% and an additional 2.0% per year advisory fee. Interest and fees were due quarterly, and the principal balance was due at maturity, originally November 2020. The Company accounted for the February 26, 2020 modification as a troubled debt restructuring. The Company did not recognize any gain on the restructuring of the loan as the undiscounted future cash flows of the loan exceeded the carrying amount.

In April 2020, the Company and bSpace amended the loan to allow for the incurrence of the Paycheck Protection Program loans (“PPP Loans”), discussed below. The Company did not pay the holder any consideration in exchange for the modification and there is no accounting impact from this change. In November 2020, the Company and bSpace amended the loan to extend the maturity date from November 6, 2020 to December 15, 2020. The Company did not pay the holder any consideration in exchange for the modification. The Company accounted for the November 2020 modification as a troubled debt restructuring. The Company did not recognize any gain on the restructuring of the loan as the undiscounted future cash flows of the loan exceeded the carrying amount.

In December 2020, the Company and bSpace amended the loan for all tranches to (1) extend the maturity date to December 31, 2022; (2) add a repayment premium of 150.0% due under all repayment scenarios; (3) add a Tranche 4 loan commitment of $3.0 million dollars; (4) change the repayment terms such that all principal, interest, fees and the repayment premium are due at maturity; (5) add a redemption option upon the occurrence a qualified public offering or equity financing; (6) add a conversion option; and (7) remove the premium associated with the Change of Control embedded derivative.

In April and June 2021, the Company drew the $3.0 million Tranche 4 loans under the same terms and conditions as existed during the December 2020 modification.

In September 2021, the Company and bSpace amended the loan in connection with the Revolving Line-of-Credit. The amendment subordinated the loan to the Revolving Line-of-Credit and extended the maturity date of the loan to February 2024. The Company did not pay the holder any consideration in exchange for the modification. The Company accounted for the September 2021 modification as a troubled debt restructuring. The Company did not recognize any gain on the restructuring of the loan as the undiscounted future cash flows of the loan exceeded the carrying amount.

As of December 31, 2021, the conversion feature within the loan included a contingent beneficial conversion feature, subject to the establishment of the Company’s next round preferred stock. As of January 1, 2022, upon the Company’s adoption of ASU 2020-06 the Company stopped assessing the contingent beneficial conversion feature for recognition in the Company’s consolidated financial statements.

As of December 31, 2021, the bSpace loan is redeemable upon the occurrence of a qualified public offering or equity financing and is convertible upon a non-qualified public offering or other equity financing. Upon the occurrence of a qualified public offering the loan will automatically convert into shares of the Company at the original issue price of the listing. Upon the occurrence of a non-qualified public offering or other equity financing, bSpace has the option to convert the note into shares of the Company issued in the event at the issuance price. bSpace has the option to convert the loan into a next round of preferred stock at a conversion price equal to the greater of (1) $110.0 million or (b) 4x the Company’s trailing 12-month revenue divided by the sum of (1) the total number of shares of Common

Stock outstanding and (2) shares of Common Stock reserved for issuance pursuant to a stock option plan, restricted stock plan, or other stock.

On May 16, 2022, contemporaneously with the execution of the Merger Agreement, the Company and bSpace entered into an Amendment and Conversion Agreement (bSpace Conversion Agreement). The terms of the bSpace loan were amended to: (a) agree that $90.5 million is due to bSpace, including the repayment premium and accrued interest through March 15, 2023; (b) the interest rate on the loan will reduce to 5% from January 1, 2023 to March 15, 2023; (c) $59.0 million of the Company’s indebtedness would convert into 58,972 shares of the new NCNV preferred stock no more than 90 days from the date of agreement; (d) $11.5 million of the Company’s indebtedness would convert into 11,500 shares of the new NCNV preferred stock immediately prior to the closing of the merger; and (e) approximately $20.0 million owed to bSpace will be retired in conjunction with a purchase of 1,970,443 shares of EdtechX by bSpace (the Exchange Feature) pursuant to a private placement to occur in connection with the consummation of the merger (the “PIPE Investment”).

The Company accounted for the bSpace Conversion Agreement as a troubled debt restructuring due to the difference between the fair value of the 58,972 shares of NCNV preferred stock issued in exchange for $59.0 million of the Company’s indebtedness. The Company did not recognize any gain on the restructuring of the loan as the undiscounted maximum future cash flows of the loan exceeded the remaining carrying amount. The Company considered the potential conversions of the bSpace loan in connection with the closing of the merger and the PIPE Investment to be contingent payments. The impact of the conversion is excluded from the determination of the maximum future cash flows of the loan. On June 21, 2023 the EdtechX merger agreement was terminated. As a result, no conversions contingent upon the EdtechX merger will occur.

In August 2022, upon the authorization of the NCNV preferred stock, the Company issued 58,972 shares of NCNV preferred stock to bSpace in exchange for the forgiveness of $59.0 million of the Company’s indebtedness, as proscribed by the bSpace Conversion Agreement. The Company reduced the carrying amount of the bSpace debt, including accrued interest, by $45.1 million, which represented the fair value of the NCNV preferred stock on the date of the bSpace Conversion Agreement. Refer to Note 6 for detailed information pertaining to the rights and privileges of the NCNV preferred stock.

On December 30, 2023, the Company entered into a loan termination agreement with bSpace under which all amounts outstanding under the LSA, plus unearned interest calculated post the maturity date through July 31, 2024 of $1.5 million, were exchanged for 36,918 shares of newly created New NCNV Preferred Stock 3. The termination agreement relieved the Company of any further obligations under the LSA.

Kuwait Investment Authority Loan

In February 2019, the Company entered into a $5.0 million promissory note with Kuwait Investment Authority (“KIA”) a principal shareholder. The note accrued interest at 2.8% per year and was due on-demand at any point in time after December 31, 2020. Principal and interest were due at maturity and would be accelerated upon an event of default or a change in control. The Company would grant KIA a warrant in the event of certain dilutive issuances. The Company evaluated the loan for embedded derivatives that require bifurcation and separate accounting and noted that there were none.

In December 2020, the Company and KIA amended the note to (1) extend the earliest put date to December 31, 2022; (2) remove the change of control redemption and anti-dilution features; (3) add a repayment premium of 150.0%; (4) add a redemption option upon the occurrence of a qualified public offering or equity financing; (5) add a conversion option, and (6) execute a subordination agreement, eliminating any uncertainty that the KIA loan was subordinate to the bSpace loan. Upon the occurrence of a qualified public offering the loan will automatically convert into shares of the Company at the original issue price of the listing. Upon the occurrence of a non-qualified public offering or other equity financing, the note will convert into shares of the Company issued in the event at the issuance price, should bSpace elect to convert its loan. Additionally, the note may convert into a next round of preferred stock at a conversion price equal to the greater of (1) $110.0 million or (b) 4x the Company’s trailing 12-month revenue divided by the sum of (1) the total number of shares of Common Stock outstanding, and (2) shares of Common Stock reserved for issuance pursuant to a stock option plan, restricted stock plan, or other stock. The note will convert, should bSpace elect to convert its loan. The Company accounted for the December 2020 modification as an extinguishment of the existing loan and execution of a new loan. As a result, the Company recorded a loss from extinguishment of debt of $6.2 million, which was included in loss on extinguishment of debt on the consolidated statement of operations for the year ended December 31, 2020. In connection with the modification, the Company granted KIA a warrant to purchase shares of common stock. The warrants had a fair value of $0.4 million at issuance, which the Company recorded as part of the loss on extinguishment of debt. All issued warrants expired December 31, 2020.

In September 2021, the Company and KIA amended the loan in connection with the Revolving Line of Credit. The amendment further subordinated the loan to the Revolving Line of Credit and extended the maturity date of the loan to February 2024. The Company did not pay the holder any consideration in exchange for the modification. The Company accounted for the September 2021 modification as a troubled debt restructuring. The Company did not recognize any gain on the restructuring of the loan as the undiscounted future cash flows of the loan exceeded the carrying amount.

As of December 31, 2021, gross principal amounts due under the KIA loan, including the repayment premium, were $12.5 million and interest accrued on the KIA loan at 2.75% per annum.

As of December 31, 2021, the loan contained a contingent beneficial conversion feature, subject to the establishment of the Company’s next round preferred stock. As of January 1, 2022, upon the Company’s adoption of ASU 2020-06 the Company stopped assessing the contingent beneficial conversion feature for recognition in the Company’s consolidated financial statements.

On May 16, 2022, contemporaneously with the execution of the EdtechX Merger Agreement, the Company and KIA entered into an Amendment and Conversion Agreement (“KIA Conversion Agreement”). The terms of the KIA loan were amended to provide that: (a) $8.1 million of the Company’s indebtedness would convert into 8,062 shares of the new NCNV preferred stock no more than 90 days from the date of agreement and (b) approximately $5.0 million of the Company’s indebtedness will be retired in conjunction with a purchase of 492,610 shares of EdtechX by KIA pursuant to a private placement to occur in connection with the consummation of a private investment in a public entity (“PIPE”).

The Company accounted for the KIA Conversion Agreement as a troubled debt restructuring due to the difference between the fair value of the 8,062 shares of NCNV preferred stock issued in exchange for $8.1 million of the Company’s indebtedness. Upon the execution of the KIA conversion agreement, the Company stopped accruing interest on the loan since the maximum undiscounted amount of the future cash flows exceeded the carrying amount of the loan. In August 2022 the Company completed the authorization of the NCNV preferred stock, exchanged $8.1 million of the loan for 8,062 shares of NCNV preferred stock, and recorded a restructuring gain of $0.8 million. The restructuring gain was calculated as the difference between the maximum undiscounted amount of future cash flows, including the fair value of 8,062 shares of NCNV preferred stock, and the carrying amount of the KIA loan. The Company considered the potential conversion of the KIA loan in connection with the merger to be a contingent payment. The impact of the conversion was excluded from the determination of the restructuring gain, as its inclusion could result in the recognition of a restructuring gain based on events that were not certain to occur. On June 21, 2023, the EdtechX merger agreement was terminated. As a result, no conversions contingent upon the EdtechX merger will occur. Refer to Note 6 for detailed information pertaining to the rights and privileges of the NCNV preferred stock. The effective interest rate of the KIA loan was 4.9% in 2022 until interest accruals were ceased upon the execution of the KIA conversion agreement, as described above. As of December 31, 2023, the gross principal amount due on the loan was $5.0 million.

In January 2024, the Company entered into a loan termination agreement (similar to bSpace as described above) under which all remaining amounts outstanding under the KIA loan, plus unearned interest calculated post the maturity date through July 31, 2024 of $0.1 million, were redeemed for 5,752 shares of newly created NCNV Preferred Stock 2 as described in Note 6. Refer to Note 6 for details regarding the rights and privileges of the NCNV preferred stock series. The January 2024 conversion agreement relieved the Company of any further obligations under the KIA loan.

Revolving Line of Credit

In September 2021, the Company entered into a Revolving Line-of-Credit with a financial institution which provided financing through a revolving line of up to the lesser of $10.0 million or the Borrowing Base. The Revolving Line of Credit was made available through September 8, 2023 and outstanding balances incurred interest at the greater of (i) 3.5% above the Prime Rate and (ii) 6.5%. The Borrowing Base was defined as 85.0% of eligible accounts receivable, plus the lesser of $3.5 million or 50.0% of eligible inventory, plus 450% of annual monthly recurring revenue, less reserves deemed appropriate and at the discretion of the financial institution. The Revolving Line of Credit incurred an unused commitment fee of 0.3% per year of the difference between the revolving line and the average outstanding principal balance during the applicable month.

In February 2023, the Company fully paid off the outstanding balance of the Revolving Line of Credit and the agreement was terminated.

Fiza Investments Limited Loan

September 2022 Convertible Debt

In September 2022, the Company entered into a short form loan agreement with Fiza Investments Limited (“Fiza”) and received $2.5 million to help the Company meet immediate working capital requirements (“Tranche I Loan”). In November 2022, the Convertible Loan and Security Agreement (“Convertible LSA”) was executed and provided for loans up to $5.0 million and received the remaining $2.5 million (“Tranche II loans”). The Company determined that the lender did not grant a concession upon signing the Convertible LSA and therefore concluded the modification was not a troubled debt restructuring. The Company accounted for the November 2022 modification as an extinguishment of the existing loan and execution of a new loan.

The loan requires mandatory prepayment upon (1) an event of default; (2) any listing of the Company’s securities; or (3) a change of control. The convertible debt lender has the right, in its sole discretion, to convert the loan (1) in the event of a public offering into the securities issued in such offering; (2) in the case of an equity financing, into new preferred stock on the same terms of the equity offering or (3) at any time into the Company’s most senior round of preferred stock at a formulaic conversion price. On July 11, 2024, an amendment to the loan was executed whereby the lender waived the events of default occurring under the loan, the maturity date of the loan was extended to July 31, 2026, and the requirement for a mandatory prepayment in the event of a public offering was removed. On November 7, 2024, a further amendment to the loan modified the definition of a qualified public offering to reduce the gross proceeds to the Company resulting from such offering to $8.75 million.

With the completion of the IPO on December 6, 2024, the outstanding balance of $5.0 million is no longer convertible into zSpace common stock. The principal balance and accrued interest are due on July 31, 2026. As of December 31, 2024, gross principal amounts due on the convertible loan were $5.0 million and have been classified as non-current other term loans on the balance sheet.

Term Debt

On May 29, 2023, the Company entered into a short form loan agreement with Fiza for an additional $3.0 million (“Tranche III Loan”). No terms of Tranche I Loan or Tranche II Loan were changed as a result of the May 2023 agreement. The Company accounted for the May 2023 agreement as a modification of the loans. The prior loans had no discounts or premiums to account for, and no gains or losses will be recognized on the restructuring. There were no material lender or third-party costs paid in connection with the Tranche III Loan.

On November 20, 2023, the Company entered into a short form loan agreement with Fiza for an additional $1.3 million (“Tranche IV Loan”). No terms of the Tranche I, II, or III Loans were changed as a result of the November 2023 agreement. There were no material lender or third-party costs paid in connection with the Tranche IV Loan. The Company accounted for the November 2023 agreement as a modification of the existing loans. The prior loans had no discounts or premiums to account for, and no gains or losses will be recognized.

On July 11, 2024, the Company and its lender executed a definitive agreement, which combined Tranche III Loan and Tranche IV Loan and extended the maturity date to 24 months from the loan disbursement date. The loan will be repaid in monthly installments, unless accelerated due to an event of default or change in control. The Tranche III Loan and the Tranche IV Loan bears an interest rate of 25% on the amount of outstanding principal.

March 2024 Convertible Debt

In March 2024, the Company entered into a loan for an additional $5.0 million from Fiza Investments Limited (“Tranche V Loan”). No terms of the Tranche I, II, III, or IV loans were changed as a result of the March 2024 agreement. The loan had an annual interest rate of 20% that is accrued daily, compounded annually, and was payable on the maturity date. There were no material lender or third-party costs incurred in connection with the Tranche V Loan. The Company accounted for the March 2024 agreement as a modification of the existing loans. The loan was set to mature on March 11, 2026. Upon the IPO, the loan was automatically converted for shares of common stock at a price per share equal to the lesser of (i) 85% of the original issue price of the listing (100% of the original issue price, if the event occurs after December 31, 2024) or (ii) an assumed price per share of the stock, using a $250 million valuation for the Company. If the debt has not otherwise been redeemed prior to the maturity date, the holder has the option to convert the loan into shares of the Company at an assumed price per share, using a $150 million valuation for the Company. In connection with the Company’s IPO on December 6, 2024, the March 2024 convertible debt was converted into 1,176,471 shares of common stock. No amount of the March 2024 convertible debt was outstanding as of December 31, 2024.

Other Term Loans

In January 2023, the Company signed term loan agreements to borrow $4.0 million (“Term Loan 1”) and $2.5 million (“Term Loan 2”) at interest rates of 13.0% and 34.0% per year, respectively. Term Loan 1 will be repaid in monthly installments through February 2026, and the Term Loan 2 will be repaid in monthly installments through September 2024. The loans are secured by the Company’s assets.

In April 2023, the Company signed an additional agreement to borrow $0.7 million (“Term Loan 3”) at an interest rate of 18.0% per year. Term Loan 3 is secured with the Company’s assets and expected proceeds from Employee Retention Tax Credits (“ERTC”). The loan will mature by April 17, 2026, but it must be repaid upon receipt of the ERTC in an amount sufficient to fully repay the loan. No terms of the Term Loan 1 or Term Loan 2 were changed as a result of the April 2023 agreement. The Company determined that the lender did not grant a concession upon signing the Term Loan 3 agreement and accounted for the April 2023 agreement as a modification of the loans. The modification does not change the accounting for the prior loans, and no gains or losses were recognized on the restructuring.

In May and June 2024, the Company entered into additional loan agreements to borrow a total of $3.5 million secured by certain assets. In May, the loans totaled $2.0 million (Term Loans 4, 5, and 6) at an annual interest rate of 17.0%. The June loan was for $1.5 million (Term Loan 7) and has an annual interest rate of 18.0%. The interest on the loans is subject to adjustment for default and will include a premium upon prepayment. The loans have periodic principal and interest payments of 24 equal monthly payments beginning in June and July 2024.

The outstanding balance of other term loans as of December 31, 2024 and 2023 is $4.8 million and $4.9 million, respectively. The effective interest rates of Term Loan 1, Term Loan 2, Term Loan 3, Term Loan 4, Term Loan 5, Term Loan 6, and Term Loan 7 are 14.2%, 38.2%, 20.1%, 17.8%, 17.8%, 17.8%, and 18.8%, respectively.

SAFE Agreements

During July 2024, the Company entered into multiple Simple Agreement for Future Equity (“SAFE”) agreements with three suppliers in exchange for a reduction of liabilities to such suppliers in the amount of $3.3 million. In connection with the IPO on December 6, 2024, the $3.3 million of Safe Agreements were exchanged for 650,029 shares of common stock.